Basis of presentation and accounting policies - Terminal Aeroportuaria Guayaquil S.A (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Non-current assets	$ 2,885,658	$ 3,374,600
Current assets	519,993	507,643
Total assets	3,405,651	3,882,243
Non-current liabilities	2,047,811	2,121,327
Current liabilities	552,554	562,302
Total liabilities	2,600,365	2,683,629
Equity	805,286	1,198,614	$ 1,222,697	$ 797,142
Revenue	607,356	1,558,640	1,426,145
Gross profit	(46,227)	420,215	454,720
Operating (loss) / income	(163,698)	223,635	298,974
Financial Results	(206,331)	(207,023)	(291,326)
Share of income in associates	(6,159)	(5,353)	(4,146)
Income tax	(14,295)	17,079	14,101
Net (loss) / income	(361,893)	(5,820)	(10,599)
Other comprehensive loss for the year	(33,293)	(25,020)	(248,585)
Total comprehensive income for the year	(395,186)	(30,840)	$ (259,184)
Terminal Aeroportuaria Guayaquil S.A. ("TAGSA")
Disclosure of subsidiaries [line items]
Non-current assets	64,580	63,914
Current assets	30,209	50,629
Total assets	94,789	114,543
Non-current liabilities	25,451	17,839
Current liabilities	27,544	49,616
Total liabilities	52,995	67,455
Equity	41,794	47,088
Revenue	49,741	109,608
Gross profit	6,988	37,650
Operating (loss) / income	(3,728)	20,663
Financial Results	(1,514)	125
Income tax	(42)	(2,047)
Net (loss) / income	(5,284)	18,741
Other comprehensive loss for the year	(11)	36
Total comprehensive income for the year	(5,295)	18,777
Dividends paid		14,616
Increase/(decrease) in cash
(Used in) / Provided by operating activities	(24,544)	8,233
(Used in) / Provided by investing activities	(1,861)	18,035
Provided by / (Used in) financing activities	$ 7,510	$ (619)